STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Australia - 4.5%
Abacus Property Group	765,650		1,515,453
Dexus	547,100		3,173,790
Goodman Group	124,780		1,784,302
Mirvac Group	3,210,820		5,181,744
Scentre Group	1,728,840	[a]	3,741,643
			15,396,932
Belgium - 2.2%
Aedifica SA	30,158		2,651,046
Cofinimmo SA	12,530	[a]	1,140,049
Warehouses De Pauw, CVA	115,050		3,652,762
			7,443,857
Canada - 2.6%
Canadian Apartment Properties REIT	62,570		2,313,663
Chartwell Retirement Residences	297,060		2,190,191
First Capital Real Estate Investment Trust	90,918		1,226,544
Granite Real Estate Investment Trust	19,400		1,187,285
H&R Real Estate Investment Trust	207,910		2,032,926
			8,950,609
France - 1.1%
Klepierre SA	52,550	[a]	1,334,370
Mercialys SA	217,760	[a]	2,419,655
			3,754,025
Germany - 2.9%
LEG Immobilien SE	46,020	[a]	3,587,317
Vonovia SE	222,554	[a]	6,264,450
			9,851,767
Hong Kong - 5.3%
CK Asset Holdings Ltd.	218,000	[a]	1,392,857
Link REIT	782,010		6,291,318
Sun Hung Kai Properties Ltd.	466,000		6,626,878
Swire Properties Ltd.	667,000	[a]	1,878,500
Wharf Real Estate Investment Co.	292,000	[a]	1,675,542
			17,865,095
Japan - 9.1%
Activia Properties, Inc.	613		1,835,449
Advance Residence Investment Corp.	1,009		2,466,983
Japan Hotel REIT Investment Corp.	1,604		1,014,880
Japan Prime Realty Investment Corp.	587		1,591,082
Japan Real Estate Investment Corp.	400		1,715,823

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Japan - 9.1% (continued)
Kenedix Office Investment Corp.	686		1,629,075
Mitsubishi Estate Co.	227,900		2,939,322
Mitsui Fudosan Co.	295,100		5,538,314
Mitsui Fudosan Logistics Park, Inc.	620		2,163,911
Nippon Prologis REIT, Inc.	639		1,451,005
Nomura Real Estate Master Fund, Inc.	2,128		2,489,143
Orix JREIT, Inc.	1,957		2,692,161
SOSiLA Logistics REIT, Inc.	1,045		1,039,906
Sumitomo Realty & Development Co.	97,100		2,366,682
			30,933,736
Norway - .2%
Entra ASA	73,180	[a,b]	863,360
Singapore - 3.2%
CapitaLand Integrated Commercial Trust	1,700,900		2,791,259
Capitaland Investment Ltd.	616,900	[a]	1,872,944
Frasers Centrepoint Trust	516,810		877,395
Mapletree Logistics Trust	2,224,100		2,880,432
Mapletree Pan Asia Commercial Trust	1,644,770		2,292,260
			10,714,290
Spain - 2.1%
Cellnex Telecom SA	114,970	[b]	4,511,612
Merlin Properties Socimi SA	266,140		2,603,418
			7,115,030
Sweden - 1.0%
Castellum AB	127,180		1,747,755
Fabege AB	158,420		1,500,408
			3,248,163
United Kingdom - 5.2%
Empiric Student Property PLC	1,452,898		1,564,657
Grainger PLC	586,080		1,879,267
Land Securities Group PLC	322,217		2,825,539
Safestore Holdings PLC	170,876		2,129,828
Segro PLC	239,895	[a]	2,469,775
Supermarket Income Reit PLC	779,503		927,383
The British Land Company PLC	432,320		2,367,377
Tritax Big Box REIT PLC	1,720,945	[a]	3,321,136
			17,484,962
United States - 59.3%
Acadia Realty Trust	142,009	[c]	2,205,400
Agree Realty Corp.	94,380	[c]	7,043,579
Alexandria Real Estate Equities, Inc.	18,100	[c]	2,909,394
American Homes 4 Rent, Cl. A	75,360	[c]	2,584,094
Americold Realty Trust, Inc.	53,130	[c]	1,668,813
AvalonBay Communities, Inc.	52,300	[c]	9,280,112

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
United States - 59.3% (continued)
Brixmor Property Group, Inc.		186,310	[c]	4,383,874
Broadstone Net Lease, Inc.		190,500	[c]	3,449,955
Cousins Properties, Inc.		60,450	[c]	1,657,539
CubeSmart		32,760	[c,d]	1,500,080
Digital Realty Trust, Inc.		101,420	[c]	11,624,760
Douglas Emmett, Inc.		162,660	[c]	2,724,555
Equinix, Inc.		14,565	[c]	10,750,864
Equity Residential		145,720	[c]	9,275,078
First Industrial Realty Trust, Inc.		96,150	[c]	5,129,603
Highwoods Properties, Inc.		71,634	[c]	2,175,525
Host Hotels & Resorts, Inc.		104,900	[c]	1,977,365
Invitation Homes, Inc.		247,720	[c]	8,050,900
Kilroy Realty Corp.		76,300	[c]	3,131,352
Life Storage, Inc.		53,359	[c]	5,764,906
Medical Properties Trust, Inc.		338,547	[c,d]	4,384,184
Mid-America Apartment Communities, Inc.		13,700	[c]	2,284,064
Park Hotels & Resorts, Inc.		117,890	[c]	1,734,162
Prologis, Inc.		183,680	[c]	23,746,150
Public Storage		34,400	[c]	10,469,296
Realty Income Corp.		149,060	[c]	10,110,740
Regency Centers Corp.		25,140	[c]	1,675,078
Rexford Industrial Realty, Inc.		50,740	[c]	3,220,468
RPT Realty		251,367	[c]	2,634,326
Sabra Health Care REIT, Inc.		216,908	[c]	2,928,258
Simon Property Group, Inc.		48,300	[c]	6,204,618
Sun Communities, Inc.		49,470	[c]	7,759,864
UDR, Inc.		116,910	[c]	4,979,197
Ventas, Inc.		163,120	[c]	8,451,247
Welltower, Inc.		131,730	[c]	9,885,019
Xenia Hotels & Resorts, Inc.		205,540	[c]	3,062,546
				200,816,965
Total Common Stocks (cost $316,450,109)				334,438,791
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $753,835)	4.41	753,835	[e]	753,835

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $314,622)	4.41	314,622	[e]	314,622
Total Investments (cost $317,518,566)		99.0%		335,507,248
Cash and Receivables (Net)		1.0%		3,311,252
Net Assets		100.0%		338,818,500

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, these securities were valued at $5,374,972 or 1.59% of net assets.

c Investment in real estate investment trust within the United States.

d Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $3,960,448 and the value of the collateral was $3,965,622, consisting of cash collateral of $314,622 and U.S. Government & Agency securities valued at $3,651,000. In addition, the value of collateral may include pending sales that are also on loan.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	209,767,574	124,671,217	††	-	334,438,791
Investment Companies	1,068,457	-		-	1,068,457

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2023, accumulated net unrealized appreciation on investments was $17,988,682, consisting of $40,629,879 gross unrealized appreciation and $22,641,197 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.